Document and Entity Information	0 Months Ended
Sep. 05, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 05, 2013
Registrant Name	Loeb King Trust
Central Index Key	0001577406
Amendment Flag	false
Document Creation Date	Sep. 05, 2013
Document Effective Date	Sep. 13, 2013
Prospectus Date	Sep. 13, 2013
Loeb King Alternative Strategies Fund | Investor Class
Risk/Return:
Trading Symbol	LKASX
Loeb King Alternative Strategies Fund | Institutional Class
Risk/Return:
Trading Symbol	LKAIX